Putnam Sustainable Retirement Maturity Fund
The fund's portfolio
10/31/24 (Unaudited)

FIXED INCOME INVESTMENT COMPANIES (74.3%)(a)
	Shares	Value
Putnam ESG Core Bond ETF(AFF)	2,220,026	$107,937,664
Putnam ESG High Yield ETF(AFF)	701,663	35,920,515
Putnam ESG Ultra Short ETF(AFF)	242,281	12,276,378

Total fixed income investment companies (cost $156,358,743)		$156,134,557

EQUITY INVESTMENT COMPANIES (25.4%)(a)
	Shares	Value
Putnam PanAgora ESG International Equity ETF(AFF)	360,520	$8,532,102
Putnam Sustainable Future ETF(AFF)	607,821	15,092,195
Putnam Sustainable Leaders ETF(AFF)	899,186	29,754,066

Total equity investment companies (cost $39,639,995)		$53,378,363

SHORT-TERM INVESTMENTS (0.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class G 4.62%(AFF)	909,751	$909,751

Total short-term investments (cost $909,751)		$909,751
TOTAL INVESTMENTS

Total investments (cost $196,908,489)		$210,422,671

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2024 through October 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(a)	Percentages indicated are based on net assets of $210,017,809.
	Security valuation: The price of each fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$53,378,363	$—	$—
	Fixed Income Investment Companies	156,134,557	—	—
	Short-Term Investments	909,751	—	—

	Totals by level	$210,422,671	$—	$—

	Affiliated transactions
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund Class G, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
	Affiliates	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/24	Fair value as of 10/31/24
	Putnam PanAgora ESG International Equity ETF	$8,766,157	$425,093	$540,071	$—	$100,918	$(219,995)	360,520	$8,532,102
	Putnam Sustainable Future ETF	14,306,283	633,619	137,565	—	34,504	255,354	607,821	15,092,195
	Putnam Sustainable Leaders ETF	28,380,335	1,187,432	443,634	—	138,167	491,766	899,186	29,754,066
	Putnam ESG Core Bond ETF	106,237,756	4,330,985	1,701,864	1,128,411	13,552	(942,765)	2,220,026	107,937,664
	Putnam ESG High Yield ETF	34,495,683	1,701,178	333,506	592,402	10,222	46,938	701,663	35,920,515
	Putnam ESG Ultra Short ETF	11,553,852	825,543	118,860	153,671	1,182	14,661	242,281	12,276,378
	Putnam Government Money Market Fund Class G*	565,957	7,426,147	7,082,353	9,087	—	—	909,751	909,751

	Totals	$204,306,023	$16,529,997	$10,357,853	$1,883,571	$298,545	$(354,041)	—	$210,422,671
	* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com